PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allowance for expected credit losses
Balance at beginning of year	¥ 256		¥ 156	¥ 129
Cumulative effect of adoption of new accounting standard	83
Deconsolidation of subsidiaries	(27)
Allowance for credit losses	700	$ 107	191	69
Write-offs	(213)		(91)	(42)
Balance at end of year	¥ 799		¥ 256	¥ 156